Additional Financial Information (Consolidated Statements Of Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Additional Financial Information [Abstract]
Advertising expense	$ 2,359	$ 2,982	$ 2,787
Interest expense incurred	3,697	3,766	4,108
Capitalized interest	(162)	(772)	(740)
Total interest expense	$ 3,535	$ 2,994	$ 3,368